RBC FUNDS TRUST

Prime Money Market Fund
U.S. Government Money Market Fund
Tax-Free Money Market Fund

Supplement dated May 27, 2010 to the Statement of Additional Information dated November 24, 2009 as revised March 15, 2010

This Supplement provides new and additional information beyond that contained in the Statement of Additional Information (“SAI”) and should be read in conjunction with the SAI.

The first sentence under the sub-heading “Rule 2a-7 Standards” and heading “INVESTMENT POLICIES” on page 3 of the SAI is deleted and replaced with the following:

Rule 2a-7 Standards. Each Fund is managed in accordance with Rule 2a-7 (“Rule 2a-7”) under the Investment Company Act of 1940, as amended (the “1940 Act”), which imposes strict portfolio liquidity, quality, maturity and diversification standards on money market funds.

The second paragraph under the sub-heading “Rule 2a-7 Standards” and heading “INVESTMENT POLICIES” on page 3 of the SAI is deleted and replaced with the following:

Each Fund may invest exclusively in U.S. dollar-denominated investments that present minimal credit risk and are within Rule 2a-7’s definition of “Eligible Securities.” Eligible Securities include, among others, securities that are (i) rated by two Nationally Recognized Statistical Rating Organizations (“NRSROs”) (or if only one NRSRO has rated such security, then by that one NRSRO) in one of the two highest short-term rating categories (such as A-1 or A-2 by Standard & Poor’s Corporation (“S&P”) Prime-1 or Prime-2 by Moody’s Investors Service, Inc. (“Moody’s”) and/or F1 or F2 by Fitch Investors Service, Inc, (“Fitch”)) or (ii) are unrated but determined by the Advisor to be of a quality comparable to a security rated in the two highest short-term rating categories.   Commencing on December 31, 2010, NRSROs whose ratings are relied on for this purpose will be designated by the Board of Trustees, and references below to NRSROs as being “designated” are effective commencing that date.

The third paragraph under the sub-heading “Rule 2a-7 Standards” and heading “INVESTMENT POLICIES” on page 3 of the SAI is deleted and replaced with the following:

Each investment by a Fund must mature (or be deemed by Rule 2a-7 to mature) within 397 days of the time of investment. In addition, each Fund must maintain a dollar-weighted average portfolio maturity of 60 days or less effective June 30, 2010.

The fifth paragraph under the sub-heading “Rule 2a-7 Standards” and heading “INVESTMENT POLICIES” on page 3 of the SAI is deleted and replaced with the following:

In addition, Rule 2a-7 imposes strict limits on Prime Money Market Fund and U.S. Government Money Market Fund by limiting investments in “Second Tier Securities.” Rule 2a-7 generally requires that at least 97% of each such Fund’s investments must be in “First Tier Securities.” The Funds currently invest exclusively in First Tier Securities. “First Tier Securities” are defined generally as Eligible Securities rated by two NRSROs (or if only one NRSRO has rated the security, then by that one NRSRO) in the highest short-term rating categories (such as A-1 by S&P, Prime-1 by Moody’s and/or F1 by Fitch), or unrated securities that are deemed by the Advisor to be of comparable quality. Second Tier Securities are defined as Eligible Securities that do not qualify as First Tier Securities.  Commencing on December 31, 2010, NRSROs whose ratings are relied on for this purpose will be designated by the Board of Trustees.

RBCMM SAI - SUPP 05/27/2010

The last sentence in the paragraph under the sub-heading “Bank and Savings and Loan Obligations (Prime Money Market Fund)” and heading “DESCRIPTION OF OTHER SECURITIES AND INVESTMENT PRACTICES” on page 4 of the SAI is deleted and replaced with the following:

Prime Money Market Fund may invest in bank debt obligations only if the issuer has received the highest short-term rating from at least two designated NRSROs (such as “Prime-1” by Moody’s, “A-1” by S&P or F1 by Fitch) with respect to either the obligation to be purchased or with respect to a class of debt obligations that is comparable in priority and security with the obligation to be purchased.  Unrated securities are also permissible for the Prime Money Market Fund if they are deemed by the Advisor to be of quality comparable to First Tier Securities.

The first sentence in the paragraph under the sub-heading “Commercial Paper and Other Corporate and Bank Debt Obligations (Prime Money Market Fund)” and heading “DESCRIPTION OF OTHER SECURITIES AND INVESTMENT PRACTICES” on page 5 of the SAI is deleted and replaced with the following:

Prime Money Market Fund currently is permitted to purchase commercial paper and other corporate and bank debt obligations only if the issuer has received the highest short-term rating from at least two NRSROs (such as “Prime-1” by Moody’s, “A-1” by S&P and F1 by Fitch) with respect to either the obligation to be purchased or with respect to a class of debt obligations that is comparable in priority and security with the obligation to be purchased.  Unrated securities are also permissible for the Prime Money Market Fund if they are deemed by the Advisor to be of quality comparable to First Tier Securities.

The second paragraph under the sub-heading “Corporate Debt Securities (All Funds Except U.S. Government Money Market Fund)” and heading “DESCRIPTION OF OTHER SECURITIES AND INVESTMENT PRACTICES” on page 6 of the SAI is deleted and replaced with the following:

After purchase by a Fund, a security may cease to be rated or its rating may be reduced below the minimum required for purchase by the Fund. Neither event will require a sale of such security by the Fund. However, the Advisor will consider such event in its determination of whether the Fund should continue to hold the security in reliance on the ratings determinations of the Fund’s designated NRSROs.

The first sentence in the paragraph under the sub-heading “Illiquid Investments and Restricted Securities (All Funds)” and heading “DESCRIPTION OF OTHER SECURITIES AND INVESTMENT PRACTICES” on page 6 of the SAI is deleted and replaced with the following:

Each Money Market Fund is permitted to invest up to 5% of its total assets in all forms of “illiquid” investments and may invest without limitation in “restricted” securities, including unregistered commercial paper, which the Advisor, pursuant to liquidity standards established by the Board of Trustees, has determined are liquid.

A new paragraph is added after the first paragraph under the sub-heading “Illiquid Investments and Restricted Securities (All Funds)” and heading “DESCRIPTION OF OTHER SECURITIES AND INVESTMENT PRACTICES” on page 7 of the SAI:

Beginning May 28, 2010, all money market funds will be required to comply with SEC requirements with respect to liquidity of the funds’ investments.  Specifically, taxable money market funds (Prime Money Market Fund and U.S. Government Money Market Fund) will be required to hold at least 10% of their total assets in “daily liquid assets” and all money market funds will be required to hold at least 30% of their total assets in “weekly liquid assets.”  Daily liquid assets include cash (including demand deposits), direct obligations of the U.S. Government and securities (including repurchase agreements) that will mature or are subject to a demand feature that is exercisable and payable within one business day.  Weekly liquid assets include cash (including demand deposits), direct obligations of the U.S. Government, agency discount notes with remaining maturities of 60 days or less, and securities (including repurchase agreements) that will mature or are subject to a demand feature that is exercisable and payable within five business days.

RBCMM SAI - SUPP 05/27/2010

The last two sentences in the paragraph under the sub-heading “Municipal Lease Obligations (All Funds)” and heading “DESCRIPTION OF OTHER SECURITIES AND INVESTMENT PRACTICES” on pages 7 and  8 of the SAI are deleted and replaced with the following:

In order to limit certain of these risks, a Fund will limit its investments in municipal lease obligations that are illiquid, together with all other illiquid securities in its portfolio, to not more than 5% of its assets.  The liquidity of municipal lease obligations purchased by a Fund will be determined pursuant to guidelines approved by the Board of Trustees.

The ninth sentence in the paragraph under the sub-heading “Repurchase Agreements (All Funds)” and heading “DESCRIPTION OF OTHER SECURITIES AND INVESTMENT PRACTICES” on page 9 of the SAI is deleted and replaced with the following:

As a non-fundamental policy, no Fund will invest more than 5% of its total assets in repurchase agreements maturing in more than seven days and other illiquid investments.

Item number 2 in the second paragraph under the sub-heading “Non-Fundamental Investment Restrictions” and heading “INVESTMENT RESTRICTIONS” on page 13 of the SAI is deleted and replaced with the following:

2.	invest more than 5% of its assets in all forms of illiquid securities, as set forth in this SAI under “Investment Policies - Illiquid Investments; and Restricted Securities.”

The following paragraph is added as the last paragraph under the sub-heading “Sales (Redemptions)” and heading “ADDITIONAL PURCHASE AND REDEMPTION INFORMATION” on page 15 of the SAI:

In the unlikely event that the Funds’ Board of Trustees were to determine pursuant to Rule 2a-7 that the extent of the deviation between a Fund’s amortized cost per share and its market-based NAV per share may result in material dilution or other unfair results to shareholders, the Board will cause a Fund to take such action as it deems appropriate to eliminate or reduce to the extent practicable such dilution or unfair results, including, but not limited to, considering suspending redemption of shares and liquidating a Fund under Rule 22e-3 under the 1940 Act.

The following sentence is added as the last sentence of the second paragraph under the sub-heading “Portfolio Holdings Disclosure Policies and Procedures” and heading “OTHER INFORMATION” on page 37 of the SAI:

In order to comply with amendments to Rule 2a-7, effective October 7, 2010, information concerning the Funds’ portfolio holdings, as well as their dollar weighted average maturity and weighted average life as of the last business day of the preceding month, will be posted on the website five business days after the end of the month and remain posted on the website for at least six months thereafter.

In addition, by no later than December 7, 2010, the Funds will file monthly with the SEC portfolio holdings and other information about each Fund and its portfolio as of the last business day of the preceding month within five business days of the end of each month.  This information will be made public 60 days following month end.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

RBCMM SAI - SUPP 05/27/2010